Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2018	Oct. 31, 2019
Disclosure of Income Tax [Line items]
Additional Income Tax and Interest reassessed	$ 1,091
Temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognized	669		$ 461
Amount of temporary differences associated with investments in subsidiaries, branches and associates and interests in joint ventures for which deferred tax liabilities is unrecognized	81,000		71,000
Not Later Than Five Years [member]
Disclosure of Income Tax [Line items]
Temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognized to expire	5		$ 3
U.S. Tax Act [member]
Disclosure of Income Tax [Line items]
U.S. federal corporate tax rate		21.00%
Provision for (recovery of) income taxes		$ 366
U.S. Tax Act [member] | Other comprehensive income [member]
Disclosure of Income Tax [Line items]
Deferred income tax benefit (expense)		22
U.S. Tax Act [member] | Retained earnings [member]
Disclosure of Income Tax [Line items]
Deferred income tax benefit (expense)		$ 12
Canada Revenue Agency Reassessment [member] | Two thousand fifteen taxation years [member]
Disclosure of Income Tax [Line items]
Additional Income Tax and Interest reassessed	239
Canada Revenue Agency Reassessment [member] | Two thousand eleven to two thousand fifteen taxation years [member]
Disclosure of Income Tax [Line items]
Additional Income Tax and Interest reassessed	1,032
Revenu Quebec Agency Reassessment [member] | Two Thousand Eleven to Two Thousand Fourteen Taxation Years [member]
Disclosure of Income Tax [Line items]
Additional Income Tax and Interest reassessed	20
Alberta Tax and Revenue Administration Reassessment [member] | Two Thousand Eleven to Two Thousand Fourteen Taxation Years [member]
Disclosure of Income Tax [Line items]
Additional Income Tax and Interest reassessed	33
Alberta Tax and Revenue Administration Reassessment [member] | Two thousand fourteen taxation years [member]
Disclosure of Income Tax [Line items]
Additional Income Tax and Interest reassessed	18
Revenu Quebec Agency [member] | Two Thousand Eleven to Two Thousand Fourteen Taxation Years [member]
Disclosure of Income Tax [Line items]
Additional Income Tax and Interest reassessed	$ 26